Loans and advances to customers - Allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets at beginning of period	$ 1,616,873
Impairment losses on financial assets	16,083	$ 19,229	$ 21,799
Financial assets at end of period	1,743,889	1,616,873
Financial assets at amortized cost category
Financial assets
Impairment losses on financial assets	16,100	19,229	21,731
Financial assets at fair value through other comprehensive income category
Financial assets
Impairment losses on financial assets	(17)		68
Loans and advances - Customers
Financial assets
Financial assets at beginning of period	751,053
Financial assets at end of period	817,869	751,053
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Financial assets at beginning of period	736,997
Financial assets at end of period	797,716	736,997
Loans and advances - Customers | Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets at beginning of period	4,056
Financial assets at end of period	946	4,056
Impairment losses | Loans and advances - Customers
Financial assets
Financial assets at beginning of period	(21,035)	(25,551)	(21,970)
Write-off of impaired loans applied against the allowance for impairment losses	19,169	26,477	21,590
Others	(4)	(5)	13
Financial assets at end of period	(21,652)	(21,035)	(25,551)
Impairment losses | Loans and advances - Customers | Mexico
Financial assets
Financial assets at beginning of period	(21,035)	(25,551)
Financial assets at end of period	(21,652)	(21,035)	(25,551)
Impairment losses | Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Financial assets at beginning of period	(21,028)	(25,551)
Impairment losses on financial assets	(19,782)	(21,949)	(25,184)
Write-off of impaired loans applied against the allowance for impairment losses	19,169	26,477
Financial assets at end of period		(21,028)	(25,551)
Recoveries of loans previously charged-off and recovery expenses	$ 3,699	2,720	$ 3,453
Impairment losses | Loans and advances - Customers | Financial assets at fair value through other comprehensive income category
Financial assets
Impairment losses on financial assets		$ (7)